COMMITMENTS - Schedule of Letters of Credit (Details) R$ in Thousands, $ in Thousands	Jun. 30, 2026 BRL (R$)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)
Letters of credit [Abstract]
Letter of credit issuance	R$ 25,684	$ 4,961	R$ 50,816	$ 9,235
Security deposits and maintenance reserve and others
Letters of credit [Abstract]
Letter of credit issuance	R$ 25,684	$ 4,961	R$ 50,816	$ 9,235